Regulatory Capital Requirements (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Company [Member]
Common equity tier 1 capital to risk-weighted assets amount	$ 91,886,000	$ 82,770,000
Common equity tier 1 capital to risk-weighted assets ratio	11.89	11.74
Tier I capital to risk-weighted assets amount	$ 106,273,000	$ 97,157,000
Tier I capital to risk-weighted assets ratio	13.75	13.78
Total capital to risk-weighted assets amount	$ 115,944,000	$ 105,971,000
Total capital to risk-weighted assets ratio	15.01	15.03
Tier I capital to average assets amount	$ 106,273,000	$ 97,157,000
Tier I capital to average assets ratio	9.57	9.24
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 34,770,000	$ 31,731,000
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50	4.50
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 46,360,000	$ 42,308,000
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00	6.00
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 61,813,000	$ 56,410,000
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00	8.00
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 44,401,000	$ 42,047,000
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00	4.00
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 54,086,000	$ 49,359,000
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	7.00%	7.00%
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 65,676,000	$ 59,936,000
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	8.50%	8.50%
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 81,130,000	$ 74,038,000
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	10.50%	10.50%
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer ratio	0.00%	0.00%
Bank [Member]
Common equity tier 1 capital to risk-weighted assets amount	$ 105,390,000	$ 96,112,000
Common equity tier 1 capital to risk-weighted assets ratio	13.65	13.64
Tier I capital to risk-weighted assets amount	$ 105,390,000	$ 96,112,000
Tier I capital to risk-weighted assets ratio	13.65	13.64
Total capital to risk-weighted assets amount	$ 115,051,000	$ 104,918,000
Total capital to risk-weighted assets ratio	14.90	14.89
Tier I capital to average assets amount	$ 105,390,000	$ 96,112,000
Tier I capital to average assets ratio	9.50	9.15
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 34,737,000	$ 31,703,000
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50	4.50
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 46,317,000	$ 42,270,000
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00	6.00
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00	8.00
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 44,376,000	$ 42,025,000
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00	4.00
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 54,036,000	$ 49,315,000
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	7.00%	7.00%
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 65,615,000	$ 59,883,000
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	8.50%	8.50%
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 81,054,000	$ 73,973,000
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	10.50%	10.50%
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer ratio	0.00%	0.00%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 61,755,000	$ 56,361,000
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 50,176,000	$ 45,793,000
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	6.50	6.50
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 61,755,000	$ 56,361,000
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	8.00%	8.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 77,194,000	$ 70,451,000
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	10.00	10.00
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	$ 55,470,000	$ 52,531,000
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	5.00	5.00
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer amount	$ 0	$ 0